Investments in and Advances to Affiliates (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Notes to Financial Statements
Ownership percentage of affiliates by Ricoh, minimum	20.00%
Ownership percentage of affiliates by Ricoh, maximum	50.00%
Ricoh's carrying value of equity investments	$ 2,566	¥ 213,000	¥ 819,000